Financial risk management objectives and policies - Summary of Expected Credit Losses on Trade Receivables (Detail) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit losses	$ 26,133,843	$ 13,244,939
Expected Credit Losses on Trade Receivables [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Exposure at default	$ 4,223,645	$ 2,524,153
Loss rate	43.98%	32.35%
Expected credit losses	$ 1,857,436	$ 816,655
Expected Credit Losses on Trade Receivables [Member] | Current
Disclosure of financial assets that are either past due or impaired [line items]
Exposure at default	$ 126,342	$ 824,493
Loss rate	0.00%	16.69%
Expected credit losses	$ 0	$ 137,603
Expected Credit Losses on Trade Receivables [Member] | 0 – 30
Disclosure of financial assets that are either past due or impaired [line items]
Exposure at default	$ 1,239,427	$ 552,498
Loss rate	16.05%	15.16%
Expected credit losses	$ 198,908	$ 83,752
Expected Credit Losses on Trade Receivables [Member] | 31 – 60
Disclosure of financial assets that are either past due or impaired [line items]
Exposure at default	$ 995,140	$ 299,314
Loss rate	24.01%	18.48%
Expected credit losses	$ 238,970	$ 55,305
Expected Credit Losses on Trade Receivables [Member] | 61 – 90
Disclosure of financial assets that are either past due or impaired [line items]
Exposure at default	$ 409,261	$ 171,872
Loss rate	31.02%	21.85%
Expected credit losses	$ 126,942	$ 37,546
Expected Credit Losses on Trade Receivables [Member] | 91 – 120
Disclosure of financial assets that are either past due or impaired [line items]
Exposure at default	$ 409,401	$ 213,247
Loss rate	87.54%	45.82%
Expected credit losses	$ 358,389	$ 97,716
Expected Credit Losses on Trade Receivables [Member] | 121 – 150
Disclosure of financial assets that are either past due or impaired [line items]
Exposure at default	$ 184,272	$ 86,431
Loss rate	61.60%	53.20%
Expected credit losses	$ 113,517	$ 45,984
Expected Credit Losses on Trade Receivables [Member] | 151 – 180
Disclosure of financial assets that are either past due or impaired [line items]
Exposure at default	$ 101,899	$ 44,492
Loss rate	72.00%	68.70%
Expected credit losses	$ 73,368	$ 30,567
Expected Credit Losses on Trade Receivables [Member] | 180+
Disclosure of financial assets that are either past due or impaired [line items]
Exposure at default	$ 757,903	$ 331,806
Loss rate	98.61%	98.91%
Expected credit losses	$ 747,342	$ 328,182
Expected Credit Losses on Customer Wallet Receivables [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Exposure at default	$ 1,329,364	$ 449,276
Loss rate	41.10%	57.88%
Expected credit losses	$ 546,346	$ 260,023
Expected Credit Losses on Customer Wallet Receivables [Member] | Current
Disclosure of financial assets that are either past due or impaired [line items]
Exposure at default	$ 134,007	$ 0
Loss rate	0.00%	0.00%
Expected credit losses	$ 0	$ 0
Expected Credit Losses on Customer Wallet Receivables [Member] | 0 – 30
Disclosure of financial assets that are either past due or impaired [line items]
Exposure at default	$ 279,710	$ 0
Loss rate	0.00%	0.00%
Expected credit losses	$ 0	$ 0
Expected Credit Losses on Customer Wallet Receivables [Member] | 31 – 60
Disclosure of financial assets that are either past due or impaired [line items]
Exposure at default	$ 73,219	$ 85,259
Loss rate	0.00%	0.00%
Expected credit losses	$ 0	$ 0
Expected Credit Losses on Customer Wallet Receivables [Member] | 61 – 90
Disclosure of financial assets that are either past due or impaired [line items]
Exposure at default	$ 92,941	$ 0
Loss rate	23.00%	0.00%
Expected credit losses	$ 21,377	$ 0
Expected Credit Losses on Customer Wallet Receivables [Member] | 91 – 120
Disclosure of financial assets that are either past due or impaired [line items]
Exposure at default	$ 113,878	$ 35,753
Loss rate	32.00%	22.50%
Expected credit losses	$ 36,441	$ 8,044
Expected Credit Losses on Customer Wallet Receivables [Member] | 121 – 150
Disclosure of financial assets that are either past due or impaired [line items]
Exposure at default	$ 99,900	$ 24,514
Loss rate	45.00%	31.50%
Expected credit losses	$ 44,955	$ 7,722
Expected Credit Losses on Customer Wallet Receivables [Member] | 151 – 180
Disclosure of financial assets that are either past due or impaired [line items]
Exposure at default	$ 118,254	$ 28,009
Loss rate	63.00%	45.00%
Expected credit losses	$ 74,500	$ 12,604
Expected Credit Losses on Customer Wallet Receivables [Member] | 180+
Disclosure of financial assets that are either past due or impaired [line items]
Exposure at default	$ 417,455	$ 275,741
Loss rate	88.41%	84.01%
Expected credit losses	$ 369,073	$ 231,653